Risk management policies - Summary of Currency Risk (Details) - Currency risk - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
US dollar
Disclosure of risk management strategy related to hedge accounting [line items]
Impact on income statement	£ (179.6)	£ 0.7
Impact on equity	34.6	64.0
Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Impact on income statement	78.9	17.4
Impact on equity	£ (11.3)	£ (49.9)